Other interim disclosures (Details 4)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2026
Switzerland
Statement [line items]
Applicable Swiss blended tax rate	13.04%
New applicable Swiss blended tax rate		14.53%
Applicable Swiss cantonal tax rate	6.50%
New applicable Swiss cantonal tax rate		8.50%
US
Statement [line items]
Applicable US Federal tax rate	21.00%